Unaudited Interim Condensed Consolidated Statements of Income		6 Months Ended			12 Months Ended
		Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2022 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 43,248,906	$ 5,566,641	$ 33,017,199	$ 66,972,301	$ 8,557,776	$ 45,518,239	$ 45,105,917
OPERATING EXPENSES
Merchandise costs		(34,100,724)	(4,389,163)	(24,305,564)	(52,067,436)	(6,653,220)	(34,046,287)	(33,001,491)
Selling, general and administrative expenses		(5,229,459)	(673,093)	(1,751,531)	(3,545,369)	(453,030)	(4,277,677)	(1,379,989)
Total operating expenses		(39,330,183)	(5,062,256)	(26,057,095)	(55,612,805)	(7,106,250)	(38,323,964)	(34,381,480)
INCOME FROM OPERATIONS		3,918,723	504,385	6,960,104	11,359,496	1,451,526	7,194,275	10,724,437
OTHER INCOME (EXPENSE)
Interest income		1,431,474	184,248	615,405	1,416,354	180,983	143,352	327
Interest expense				(1,657)	(2,028)	(259)	(7,151)	(1,676)
Loss from foreign currency exchange		(407,242)	(52,417)	(16,334)	(20,846)	(2,664)	143,450	452
Total other income, net		1,024,232	131,831	597,414	1,394,298	178,165	279,651	455,941
Government grants								452,250
Other income, net					818	105		4,588
INCOME BEFORE INCOME TAX PROVISION		4,942,955	636,216	7,557,518	12,753,794	1,629,691	7,473,926	11,180,378
PROVISION FOR INCOME TAXES		(290,920)	(37,445)	(1,139,449)	(2,817,000)	(359,959)	(1,181,056)	(1,739,988)
NET INCOME		$ 4,652,035	$ 598,771	$ 6,418,069	$ 9,936,794	$ 1,269,732	$ 6,292,870	$ 9,440,390
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	17,184,908	17,184,908	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000
Diluted (in Shares)	[1]	17,184,908	17,184,908	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.27	$ 0.03	$ 0.4	$ 0.62	$ 0.08	$ 0.39	$ 0.59
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.27	$ 0.03	$ 0.4	$ 0.62	$ 0.08	$ 0.39	$ 0.59
Sales of products
REVENUE
Sales		$ 42,101,829	$ 5,418,999	$ 26,011,185	$ 59,966,287	$ 7,662,542	$ 42,382,764	$ 45,105,917
Sales of Tooling
REVENUE
Sales		$ 1,147,077	$ 147,642	$ 7,006,014	7,006,014	895,234	3,135,475
Total revenue					$ 66,972,301	$ 8,557,776	$ 45,518,239	$ 45,105,917

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.